Share-based payments - Significant inputs into the model & Fair Value (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) Y £ / shares	Dec. 31, 2022 GBP (£) Y £ / shares
Share-based payments
Fair value of awards granted | £	£ 36,000,000	£ 19,000,000
Weighted average fair value per award granted | £	£ 5.067	£ 3.859
Weighted average share price for options exercised	£ 5.686	£ 4.999
Weighted average contract term remaining on shares unexercised	497 days	527 days
Performance Shares
Share-based payments
Share price	£ 5.814	£ 4.805
Expected share price volatility, percentage	26.30%	23.90%
Median share price correlation between the companies in the comparator group, percentage	84.10%	84.00%
Expected life | Y	3	3
Exercise price of the nil-cost awards	£ 0	£ 0